Other Non-Current Assets	6 Months Ended
Sep. 30, 2025
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
9.	Other non-current assets

Other non-current assets consisted of the following:

	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Prepayments for long-term equipment and mold models (1)	$3,812,060	$3,391,103
Deposits and others (2)	121,554	119,260
Other non-current assets	$3,933,614	$3,510,363

(1)	Prepayments for long-term equipment and mold models represent advances to suppliers, primarily relating to equipment of CCSC Technology Serbia. Recognition as property, plant and equipment is contingent upon the completion of the plant’s construction. The remaining balance will be settled when the equipment is delivered and installed. The Group expects the equipment to be recognized as property, plant and equipment by December 2026.

(2)	Deposits are rental security payment to the landlords that the Group will hold for more than one year, which will be refunded upon maturity of the leases.